Employee Benefits - Components of the Total Defined Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2.1	$ 2.0
Net interest on the future employee benefit liabilities	2.3	2.7
Administration costs	0.3	0.3
Defined benefit costs	4.7	5.0
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.6	1.8
Net interest on the future employee benefit liabilities	3.8	3.8
Defined benefit costs	$ 5.4	$ 5.6